Segment information (Tables)	12 Months Ended
Dec. 31, 2021
Segment information
Summary of operating segment results
The table below provides a summary of the Group’s operating segment results for the years ended December 31, 2019, 2020 and 2021:

	Year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Net revenues
Vip.com	91,435,282	99,324,590	114,189,757
Shan Shan Outlets	245,817	1,151,331	1,579,032
Others	2,638,702	2,904,182	3,202,867
Inter-segment revenues (Note a)	(1,325,383)	(1,521,614)	(1,911,978)

Total net revenues	92,994,418	101,858,489	117,059,678
Income from operations
Vip.com	5,267,814	6,656,721	6,158,560
Shan Shan Outlets	6,255	187,499	357,602
Others	227,719	2,291	88,065
Unallocated expenses (Note b)	(728,414)	(986,425)	(1,021,805)

Total income from operations	4,773,374	5,860,086	5,582,422
Total other income	169,431	1,159,271	290,853

Income before income taxes and share of income of equity method investees	4,942,805	7,019,357	5,873,275

Notes:
(a)
Inter-segment revenues mainly consist of payment processing, inter platform technical services, warehousing rental services and supply chain management services, promotion services provided by Vip.com to Internet finance business and internal procurement between offline shops, Shanshan outlets and Vip.com.

(b)	Unallocated expenses include share-based compensation and amortization of intangible assets resulting from assets and business acquisitions, which are not allocated to segments.

Schedule of depreciation of property and equipment, net (included in the measurement of segment profit or loss)
Depreciation of property and equipment, net (included in the measurement of segment profit or loss):

	Year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Total depreciation of property and equipment, net
Vip.com	771,049	672,957	741,202
Shan Shan Outlets	22,551	125,254	208,091
Others	36,768	171,872	147,678

	830,368	970,083	1,096,971

Schedule of interest income and expenses
I
nterest income and expenses (included in the measurement of segment profit or loss):

	Year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Interest income
Vip.com	167,550	313,183	528,294
Shan Shan Outlets	11,746	63,282	57,732
Others	54,765	72,552	85,736
Inter-segment interest income	(17,034)	—	(301)

	217,027	449,017	671,461

Interest expense
Vip.com	(42,424)	(61,850)	(13,864)
Shan Shan Outlets	(8,989)	(5,507)	(597)
Others	(51,625)	—	(301)
Inter-segment interest income	17,034	—	301

	(86,004)	(67,357)	(14,461)

	Year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Net (loss) income of investments accounted under the equity method
Vip.com	(25,590)	(74,794)	(54,715)
Shan Shan Outlets	52,772	104,809	97,018

	27,182	30,015	42,303

Schedule of information about segment assets

	Year ended December 31,
	2020	2021
	RMB	RMB
Total assets
Vip.com	44,087,467	46,042,338
Shan Shan Outlets	8,766,027	10,692,051
Others	6,087,320	5,553,152

	58,940,814	62,287,541

Investments in equity method investees
Vip.com	783,919	1,258,863
Shan Shan Outlets	1,165,868	1,218,005

	1,949,787	2,476,868

Total expenditure for additions of long-lived assets
Vip.com	1,449,632	1,808,285
Shan Shan Outlets	597,611	1,754,503
Others	224,652	15,857

	2,271,895	3,578,645

Schedule of revenues from different product groups and services

	Year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Product revenues
Womenswear and menswear	33,575,532	35,403,381	36,387,893
Shoes and bags	9,045,520	10,010,393	10,940,824
Skincare and cosmetics	14,645,878	14,879,902	15,404,639
Sportswear and sporting goods	7,333,523	10,648,291	13,528,783
Home goods and other lifestyle products	8,306,962	9,053,344	10,702,864
Baby and children products	10,096,808	11,400,829	8,700,589
Supermarkets and other products	5,717,088	6,053,572	15,591,310
	88,721,311	97,449,712	111,256,902
Other revenues	4,273,107	4,408,777	5,802,776

Total net revenues	92,994,418	101,858,489	117,059,678